Retirement and pension plans (Estimated future benefit payments, fiscal year maturity) (Details) (Defined benefit plans, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Defined benefit plans
Defined Benefit Plan Disclosure [Line Items]
2015	$ 559
2016	93
2017	6,921
2018	85
2019	2,160
2020-2024	5,228
Total benefit payments required	15,046
Employer benefit payments/settlements for current year	$ 4,834